Other current financial and non-financial assets - Summary of Other Current Financial and Non-financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Fair value of current derivatives – assets		$ 1.1	$ 8.7
Factoring related assets		4.0	2.6
Notes receivable		10.9	11.4
Other receivables		2.9	2.3
Total other current financial assets	[1]	18.9	24.9
Assets held for sale			3.2
Contract assets, net of valuation allowance		15.5	8.9
Prepaid expenses		5.9	8.8
Prepayments		3.0	3.2
Total other current non-financial assets	[1]	$ 24.4	$ 24.1

[1]	The notes are an integral part of these consolidated financial statements.